Restricted cash (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Restricted cash
Restricted cash	¥ 6,254	$ 907	¥ 5,926